Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Spectrum Edge®+	Corporate Edge
Estate Edge®
PHL Variable Accumulation Account	Estate Strategies
Spectrum Edge®+	Executive Benefit VUL
Flex Edge
Flex Edge Success®
Individual Edge®
Joint Edge®
Phoenix Executive VUL®
Phoenix Express VULSM
The Phoenix Edge®
The Phoenix Edge® – SPVL
Phoenix Express VUL® with GMWB
Phoenix Benefit Choice VULSM

Phoenix Life and Annuity Variable Universal Life Account
Corporate Edge
Executive Benefit VUL

PHLVIC Variable Universal Life Account
The Phoenix Edge® – SVUL
The Phoenix Edge® – VUL
Phoenix Express VULSM
Phoenix Express VULSM with GMWB
Phoenix Benefit Choice VUL SM

This supplement should be read with the prospectuses dated May 1, 2007, and amended in September 2007 along with all other supplements issued since May 1. 2007 for the above variable annuity and variable universal life products.

The following changes are effective on Monday, March 3, 2008

❖	The names of the following investment options have changed, the subadvisor has changed and the series are closed to new investors on March 3, 2008. The disclosure on the first page of your prospectus is revised as follows:

Old Name	New Name
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth	Phoenix Dynamic Asset Allocation Series: Aggressive Growth[3]
Phoenix-S&P Dynamic Asset Allocation Series: Growth	Phoenix Dynamic Asset Allocation Series: Growth[3]
Phoenix-S&P Dynamic Asset Allocation Series: Moderate	Phoenix Dynamic Asset Allocation Series: Moderate[3]
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth	Phoenix Dynamic Asset Allocation Series: Moderate Growth[3]

[3]	Closed to new investors on March 3, 2008.

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❖	The section of your prospectus that describes the Phoenix-S&P Dynamic Asset Allocation Series program is deleted and replaced with the following:

❖ Phoenix Dynamic Asset Allocation Series

The Phoenix Dynamic Asset Allocation Series are

“funds of funds” that invest in other mutual funds based on

certain target percentages. The series were designed on

established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often,

depending on changes in the economy or markets. Each

option is rebalanced regularly to the most recent allocations.

The options approved for use are:

❖ Phoenix Dynamic Asset Allocation Series: Moderate
❖ Phoenix Dynamic Asset Allocation Series: Moderate Growth
❖ Phoenix Dynamic Asset Allocation Series: Growth
❖ Phoenix Dynamic Asset Allocation Series: Aggressive Growth

❖	The following portion of the Appendix A-Investment Options section of your prospectus is deleted:

Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Standard & Poor’s Investment Advisory Services, LLC

❖	The following disclosure is added to the Appendix A-Investment Options section of your prospectus:

Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.

The following changes are effective on Monday, March 24, 2008

❖	The following investment options are added to the first page of your prospectus:

❖ DWS Small Cap Index VIP, Class A
❖ Summit S&P MidCap 400 Index Portfolio

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❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
DWS Small Cap Index VIP, Class A	0.45	0.00	0.05	0.00	0.50	0.00	0.50
Summit S&P MidCap 400 Index Portfolio	0.30	0.00	0.22	0.01	0.53	0.00	0.53

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
DWS Small Cap Index VIP, Class A	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies	Deutsche Investment Management Americas Inc./Northern Trust Investments
Summit S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400	Summit Investment Partners Inc.

Dated: March 4, 2008	Please keep this supplement for future reference.

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